UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX

(Address of principal executive offices)                     (Zip code)

Citi FUND SERVICES Ohio, 3435 STELZER ROAD, COLUMBUS, OH    43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-262-6631

Date of fiscal year end:   April 30, 2010

Date of reporting period:   July 31, 2009

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	3,450	$191,095
Goodrich Corp.	1,340	68,822
Honeywell International, Inc.	6,420	222,774
L-3 Communications Holdings, Inc.	1,170	88,335
Lockheed Martin Corp.	4,470	334,177
Northrop Grumman Corp.	4,750	211,755
Precision Castparts Corp.	1,170	93,378
Raytheon Co.	3,630	170,429
Rockwell Collins, Inc.	6,440	271,768
The Boeing Co.	6,448	276,684
United Technologies Corp.	7,970	434,126
		2,363,343
AIR FREIGHT & LOGISTICS (0.9%)
C.H. Robinson Worldwide, Inc.	4,310	235,024
Expeditors International of Washington, Inc.	6,090	206,634
FedEx Corp.	2,750	186,560
United Parcel Service, Inc., Class B	8,420	452,407
		1,080,625
AIRLINES (0.1%)
Southwest Airlines Co.	8,720	68,452

AUTO COMPONENTS (0.7%)
Goodyear Tire & Rubber Co.(a)	36,120	614,763
Johnson Controls, Inc.	10,040	259,835
		874,598
AUTOMOBILES (0.7%)
Ford Motor Co.(a)	101,740	813,920
Harley-Davidson, Inc.	2,810	63,506
		877,426
BEVERAGES (1.8%)
Coca-Cola Co.	17,370	865,721
Coca-Cola Enterprises, Inc.	12,070	226,795
Dr Pepper Snapple Group, Inc.(a)	2,140	52,665
Pepsi Bottling Group, Inc.	1,880	63,826
PepsiCo, Inc.	15,930	904,028
		2,113,035
BIOTECHNOLOGY (1.8%)
Amgen, Inc.(a)	11,550	719,680
Biogen Idec, Inc.(a)	5,570	264,854
Celgene Corp.(a)	9,590	546,246
Cephalon, Inc.(a)	820	48,093
Genzyme Corp.(a)	2,710	140,622
Gilead Sciences, Inc.(a)	7,750	379,207
PerkinElmer, Inc.	1,920	33,850
		2,132,552
BUILDING PRODUCTS (0.2%)
Masco Corp.	17,190	239,457

CAPITAL MARKETS (3.0%)
Ameriprise Financial, Inc.	6,576	182,813
Bank of New York Mellon Corp.	9,911	270,967
Charles Schwab Corp.	8,010	143,139
E*TRADE Financial Corp.(a)	33,160	49,740
Federated Investors, Inc., Class B	1,500	38,895
Franklin Resources, Inc.	3,340	296,191
Goldman Sachs Group, Inc.	6,470	1,056,551
Janus Capital Group, Inc.	1,360	18,578
Legg Mason, Inc.	9,130	256,918
Morgan Stanley	27,640	787,740
Northern Trust Corp.	2,260	135,170
State Street Corp.	4,177	210,103
T. Rowe Price Group, Inc.	2,150	100,426
		3,547,231
CHEMICALS (1.7%)
Air Products & Chemicals, Inc.	3,650	272,290
CF Industries Holdings, Inc.	430	33,944
Dow Chemical Co.	18,080	382,754
E.I. Du Pont De Nemours & Co.	12,100	374,253
Ecolab, Inc.	5,000	207,550
International Flavors & Fragrances, Inc.	1,000	35,260
Monsanto Co.	4,580	384,720
PPG Industries, Inc.	1,770	97,350
Praxair, Inc.	2,690	210,304
Sigma-Aldrich Corp.	1,330	67,498
		2,065,923
COMMERCIAL BANKS (2.5%)
BB&T Corp.	8,930	204,318
Comerica, Inc.	12,330	293,947
Fifth Third Bancorp	28,450	270,275
First Horizon National Corp.(a)	3,496	44,819
Huntington Bancshares, Inc.	20,160	82,454
KeyCorp	15,900	91,902
M&T Bank Corp.	1,430	83,398
Marshall & Ilsley Corp.	15,269	92,225
PNC Financial Services Group, Inc.	4,424	162,184
Regions Financial Corp.	21,892	96,763
SunTrust Banks, Inc.	10,920	212,940
U.S. Bancorp	18,460	376,768
Wells Fargo & Co.	38,328	937,503
Zions Bancorp	4,510	61,246
		3,010,742
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	3,830	102,376
Cintas Corp.	1,510	38,022
Equifax, Inc.	7,460	194,333
Iron Mountain, Inc.(a)	1,650	48,196
Leucadia National Corp.(a)	1,890	46,305
Monster Worldwide, Inc.(a)	1,190	15,506
Moody's Corp.	2,050	48,667
Pitney Bowes, Inc.	3,170	65,460
R.R. Donnelley & Sons Co.	16,840	234,076
Republic Services, Inc., Class A	3,446	91,664
Robert Half International, Inc.	7,880	195,345
Stericycle, Inc.(a)	840	43,008
The Dun & Bradstreet Corp.	2,500	179,975
Total System Services, Inc.	13,021	191,148
Waste Management, Inc.	4,870	136,896
		1,630,977
COMMUNICATIONS EQUIPMENT (2.6%)
Ciena Corp.(a)	882	9,843
Cisco Systems, Inc.(a)	57,060	1,255,891
Corning, Inc.	13,430	228,310
Harris Corp.	4,710	147,470
JDS Uniphase Corp.(a)	2,260	13,244
Juniper Networks, Inc.(a)	4,830	126,208
Motorola, Inc.	70,840	507,214
QUALCOMM, Inc.	17,630	814,682
Tellabs, Inc.(a)	4,204	24,383
		3,127,245
COMPUTERS & PERIPHERALS (4.8%)
Apple Computer, Inc.(a)	9,236	1,509,070
Dell, Inc.(a)	33,260	445,019

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

EMC Corp.(a)	17,750	$267,315
Hewlett-Packard Co.	20,260	877,258
International Business Machines Corp.	10,993	1,296,404
Lexmark International, Inc., Class A(a)	5,790	83,839
NetApp, Inc.(a)	14,210	319,157
SanDisk Corp.(a)	21,290	379,388
Sun Microsystems, Inc.(a)	25,087	230,048
Teradata Corp.(a)	2,110	51,843
Western Digital Corp.(a)	9,370	283,442
		5,742,783
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,510	79,728
Quanta Services, Inc.(a)	900	20,979
		100,707
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	1,043	49,522

CONSUMER FINANCE (0.7%)
American Express Co.	10,260	290,666
Capital One Financial Corp.	7,698	236,328
Discover Financial Services	4,270	50,728
SLM Corp.(a)	30,560	271,678
		849,400
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	4,800	232,128
Bemis Co., Inc.	1,340	35,269
Owens-Illinois, Inc.(a)	1,320	44,801
Pactiv Corp.(a)	1,740	43,813
Sealed Air Corp.	1,650	30,343
		386,354
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,840	65,173

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A(a)	3,320	229,213
DeVry, Inc.	80	3,979
H&R Block, Inc.	3,150	52,574
		285,766
DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America Corp.	80,699	1,193,538
Citigroup, Inc.	77,330	245,136
CME Group, Inc.	1,277	356,066
IntercontinentalExchange, Inc.(a)	3,840	361,190
Invesco Ltd.	2,920	57,670
JP Morgan Chase & Co.	34,964	1,351,359
MasterCard, Inc., Class A	2,075	402,612
NYSE Euronext	12,160	327,712
The NASDAQ OMX Group, Inc.(a)	1,060	22,398
		4,317,681
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T, Inc.	51,987	1,363,619
CenturyTel, Inc.	11,322	355,398
Frontier Communications Corp.	15,301	107,107
Qwest Communications International, Inc.	53,040	204,734
Verizon Communications, Inc.	26,280	842,800
Windstream Corp.	15,704	137,724
		3,011,382
ELECTRIC UTILITIES (1.7%)
Allegheny Energy, Inc.	1,630	41,092
American Electric Power Co., Inc.	6,730	208,361
Edison International	3,280	106,010
Entergy Corp.	1,930	155,037
Exelon Corp.	5,790	294,479
FirstEnergy Corp.	3,050	125,660
FPL Group, Inc.	3,440	194,945
Northeast Utilities	720	16,567
Pepco Holdings, Inc.	9,040	129,995
Pinnacle West Capital Corp.	5,660	180,894
PPL Corp.	3,600	121,644
Progress Energy, Inc.	5,030	198,383
Southern Co.	6,430	201,902
		1,974,969
ELECTRICAL EQUIPMENT (0.4%)
Cooper Industries Ltd., Class A	1,450	47,778
Emerson Electric Co.	6,240	227,011
Rockwell Automation, Inc.	6,050	250,530
		525,319
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Agilent Technologies, Inc.(a)	19,590	454,880
Amphenol Corp., Class A	9,030	301,150
FLIR Systems, Inc.(a)	6,760	145,272
Jabil Circuit, Inc.	35,900	328,844
Molex, Inc.	5,500	97,680
Waters Corp.(a)	5,510	276,878
		1,604,704
ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes, Inc.	7,250	293,625
BJ Services Co.	18,180	257,792
Cameron International Corp.(a)	7,090	221,421
Diamond Offshore Drilling, Inc.	500	44,935
ENSCO International, Inc.	5,470	207,258
FMC Technologies, Inc.(a)	3,770	163,995
Halliburton Co.	7,570	167,221
Nabors Industries Ltd.(a)	15,840	269,597
National-Oilwell Varco, Inc.(a)	3,256	117,021
Rowan Cos., Inc.	1,040	22,183
Schlumberger Ltd.	15,370	822,295
Smith International, Inc.	7,530	189,229
		2,776,572
FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.	4,100	202,950
CVS Corp.	12,455	416,993
Safeway, Inc.	4,210	79,695
SUPERVALU, Inc.	37,530	556,570
SYSCO Corp.	12,480	296,525
The Kroger Co.	5,940	126,997
Wal-Mart Stores, Inc.	19,140	954,703
Walgreen Co.	8,410	261,131
Whole Foods Market, Inc.(a)	1,490	36,043
		2,931,607
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	5,770	173,792
Campbell Soup Co.	7,740	240,172
ConAgra Foods, Inc.	8,250	161,948
Dean Foods Co.(a)	1,890	40,049
General Mills, Inc.	3,400	200,294
H.J. Heinz Co.	3,700	142,302
Hormel Foods Corp.	1,180	42,374
J.M. Smucker Co.	1,530	76,546
Kellogg Co.	5,790	275,025
Kraft Foods, Inc., Class A	13,190	373,805
McCormick & Co., Inc.	1,860	59,929
Sara Lee Corp.	7,840	83,418

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

The Hershey Co.	6,230	$248,888
Tyson Foods, Inc., Class A	25,650	293,179
		2,411,721
GAS UTILITIES (0.4%)
Nicor, Inc.	690	25,144
Questar Corp.	5,380	177,916
Spectra Energy Corp.	16,163	296,753
		499,813
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Baxter International, Inc.	5,580	314,545
Boston Scientific Corp.(a)	12,697	136,366
C.R. Bard, Inc.	1,230	90,491
DENTSPLY International, Inc.	1,720	57,362
Hospira, Inc.(a)	2,080	79,934
Intuitive Surgical, Inc.(a)	2,605	592,169
Medtronic, Inc.	13,910	492,692
St. Jude Medical, Inc.(a)	6,950	262,085
Stryker Corp.	5,430	211,118
Varian Medical Systems, Inc.(a)	6,130	216,205
Zimmer Holdings, Inc.(a)	4,980	232,068
		2,685,035
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna, Inc.	4,120	111,116
AmerisourceBergen Corp.	15,740	310,393
Cardinal Health, Inc.	3,660	121,878
CIGNA Corp.	2,640	74,976
Coventry Health Care, Inc.(a)	2,086	47,978
DaVita, Inc.(a)	5,970	296,709
Express Scripts, Inc.(a)	4,988	349,359
Humana, Inc.(a)	1,600	52,560
Laboratory Corp. of America Holdings(a)	2,800	188,132
McKesson Corp.	4,540	232,221
Medco Health Solutions, Inc.(a)	4,270	225,712
Patterson Cos., Inc.(a)	6,950	176,252
Quest Diagnostics, Inc.	1,680	91,762
UnitedHealth Group, Inc.	17,804	499,580
WellPoint, Inc.(a)	4,490	236,354
		3,014,982
HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.	16,620	199,440

HOTELS, RESTAURANTS & LEISURE (1.7%)
Darden Restaurants, Inc.	3,620	117,252
Marriott International, Inc., Class A	3,222	69,399
McDonald’s Corp.	9,740	536,284
Starbucks Corp.(a)	24,260	429,402
Wyndham Worldwide Corp.	42,380	591,201
YUM! Brands, Inc.	9,630	341,480
		2,085,018
HOUSEHOLD DURABLES (0.8%)
Black & Decker Corp.	4,430	166,568
Centex Corp.(a)	1,400	15,274
D. R. Horton, Inc.	3,266	37,853
Harman International Industries, Inc.	1,074	26,506
Jacobs Engineering Group, Inc.(a)	1,040	42,619
KB HOME	850	14,187
Leggett & Platt, Inc.	8,820	153,027
Lennar Corp., Class A	1,710	20,246
Newell Rubbermaid, Inc.	13,020	167,567
Pulte Homes, Inc.	1,750	19,898
Snap-on, Inc.	510	18,171
Stanley Works	750	30,113
Whirlpool Corp.	5,213	297,610
		1,009,639
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	1,640	100,056
Colgate-Palmolive Co.	6,240	452,026
Kimberly-Clark Corp.	4,210	246,075
Procter & Gamble Co.	24,871	1,380,589
		2,178,746
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Constellation Energy Group	11,490	329,763
Dynegy, Inc., Class A(a)	4,620	9,286
The AES Corp.(a)	8,350	106,797
		445,846
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.	8,884	626,499
General Electric Co.	95,920	1,285,328
Textron, Inc.	12,520	168,269
		2,080,096
INSURANCE (5.5%)
AFLAC, Inc.	4,380	165,827
American International Group, Inc.	16,464	216,337
Aon Corp.	2,370	93,496
Assurant, Inc.	4,040	103,101
Chubb Corp.	3,470	160,245
Cincinnati Financial Corp.	4,602	111,138
Genworth Financial, Inc., Class A	148,800	1,026,720
Hartford Financial Services Group, Inc.	34,280	565,277
Lincoln National Corp.	19,136	405,492
Marsh & McLennan Cos., Inc.	4,780	97,608
MBIA, Inc.(a)	3,240	13,576
MetLife, Inc.	7,420	251,909
Principal Financial Group, Inc.	7,800	184,860
Progressive Corp.(a)	18,190	283,400
Prudential Financial, Inc.	8,705	385,370
The Allstate Corp.	10,790	290,359
The Travelers Cos., Inc.	5,300	228,271
Torchmark Corp.	1,160	45,310
Unum Group	3,290	61,753
XL Capital Ltd., Class A	134,940	1,899,955
		6,590,004
INTERNET & CATALOG RETAIL (0.1%)
Expedia, Inc.(a)	3,170	65,651

INTERNET SOFTWARE & SERVICES (2.1%)
Akamai Technologies, Inc.(a)	16,140	265,342
Amazon.com, Inc.(a)	5,990	513,702
Google, Inc., Class A(a)	2,678	1,186,488
McAfee, Inc.(a)	1,360	60,629
Salesforce.com, Inc.(a)	7,660	331,984
VeriSign, Inc.(a)	9,300	190,092
		2,548,237
IT SERVICES (1.4%)
Affiliated Computer Services, Inc., Class A(a)	1,090	51,677
Automatic Data Processing, Inc.	4,710	175,447
Cognizant Technology Solutions Corp., Class A(a)	15,010	444,146
Computer Sciences Corp.(a)	1,590	76,590
Convergys Corp.(a)	1,890	20,242
Fidelity National Information Services, Inc.	1,886	44,170
Fiserv, Inc.(a)	4,710	223,301

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Paychex, Inc.	10,480	$277,720
Western Union Co.	17,870	312,368
		1,625,661
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.	28,270	83,962
Hasbro, Inc.	1,330	35,245
Mattel, Inc.	7,340	129,037
		248,244
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	3,730	168,894

MACHINERY (1.5%)
Caterpillar, Inc.	10,200	449,412
Cummins, Inc.	1,830	78,708
Danaher Corp.	4,260	260,883
Deere & Co.	3,702	161,926
Dover Corp.	1,780	60,538
Eaton Corp.	1,670	86,706
Flowserve Corp.	440	35,539
Illinois Tool Works, Inc.	3,490	141,520
ITT Industries, Inc.	1,740	85,956
PACCAR, Inc.	10,165	352,217
Pall Corp.	1,130	33,990
Parker Hannifin Corp.	1,425	63,099
The Manitowoc Co., Inc.	1,180	7,292
		1,817,786
MEDIA (1.3%)
CBS Corp., Class B	50,460	413,267
Gannett Co., Inc.	49,560	346,920
Interpublic Group of Cos., Inc.(a)	5,610	29,228
McGraw Hill Cos., Inc.	9,000	282,150
Meredith Corp.	7,670	203,025
New York Times Co., Class A	3,750	29,513
Omnicom Group, Inc.	3,310	112,540
Scripps Networks Interactive, Class A	1,970	63,592
The Washington Post Co., Class B	229	103,393
		1,583,628
METALS & MINING (2.1%)
AK Steel Holding Corp.	18,520	364,288
Alcoa, Inc.	28,690	337,394
Allegheny Technologies, Inc.	870	23,560
Freeport-McMoRan Copper & Gold, Inc., Class B	13,159	793,488
Newmont Mining Corp.	3,700	152,995
Nucor Corp.	8,190	364,209
Titanium Metals Corp.	35,580	297,805
United States Steel Corp.	5,590	222,203
		2,555,942
MULTI-UTILITIES (2.0%)
Ameren Corp.	6,510	165,549
CenterPoint Energy, Inc.	11,250	135,563
CMS Energy Corp.	5,100	65,994
Consolidated Edison, Inc.	4,600	181,056
Dominion Resources, Inc.	4,984	168,459
DTE Energy Co.	4,870	167,820
Duke Energy Corp.	16,346	253,036
Integrys Energy Group, Inc.	4,178	141,133
NiSource, Inc.	18,630	239,954
PG&E Corp.	3,210	129,588
Public Service Enterprise Group, Inc.	4,676	151,736
SCANA Corp.	2,930	103,576
Sempra Energy	2,290	120,065
TECO Energy, Inc.	9,760	131,662
Wisconsin Energy Corp.	1,120	48,126
Xcel Energy, Inc.	7,500	149,550
		2,352,867
MULTILINE RETAIL (1.6%)
Big Lots, Inc.(a)	1,050	24,192
Family Dollar Stores, Inc.	1,440	45,245
J.C. Penney Co., Inc.	9,220	277,983
Kohl’s Corp.(a)	2,770	134,483
Macy’s, Inc.	40,582	564,496
Nordstrom, Inc.	1,620	42,833
Sears Holdings Corp.(a)	7,330	486,272
Target Corp.	6,710	292,690
		1,868,194
OFFICE ELECTRONICS (0.1%)
Xerox Corp.	10,230	83,784

OIL, GAS & CONSUMABLE FUELS (8.7%)
Anadarko Petroleum Corp.	6,890	332,098
Apache Corp.	4,710	395,405
Cabot Oil & Gas Corp., Class A	5,660	198,836
Chesapeake Energy Corp.	15,700	336,608
Chevron Corp.	18,839	1,308,745
ConocoPhillips	12,529	547,643
CONSOL Energy, Inc.	5,460	193,994
Denbury Resources, Inc.(a)	9,640	160,024
Devon Energy Corp.	5,380	312,524
El Paso Corp.	6,790	68,307
EOG Resources, Inc.	4,590	339,798
EQT Corp.	980	37,612
Exxon Mobil Corp.	42,362	2,981,861
Hess Corp.	4,960	273,792
Marathon Oil Corp.	6,020	194,145
Massey Energy Co.	800	21,280
Murphy Oil Corp.	5,950	346,290
Noble Energy, Inc.	1,260	77,011
Occidental Petroleum Corp.	6,392	456,005
Peabody Energy Corp.	2,180	72,180
Pioneer Natural Resources Co.	1,410	40,256
Range Resources Corp.	3,830	177,750
Southwestern Energy Co.(a)	2,410	99,846
Sunoco, Inc.	7,800	192,582
Tesoro Corp.	37,640	492,708
Valero Energy Corp.	15,420	277,560
Williams Cos., Inc.	5,280	88,123
XTO Energy, Inc.	10,925	439,513
		10,462,496
PAPER & FOREST PRODUCTS (0.9%)
International Paper Co.	23,540	442,788
MeadWestvaco Corp.	21,680	422,543
Weyerhaeuser Co.	5,730	200,779
		1,066,110
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.	10,870	351,971
The Estee Lauder Cos., Inc., Class A	5,780	210,623
		562,594
PHARMACEUTICALS (4.0%)
Abbott Laboratories	13,570	610,514
Allergan, Inc.	2,890	154,413
Bristol-Myers Squibb Co.	17,270	375,450
Eli Lilly & Co.	9,540	332,851
Forest Laboratories, Inc.(a)	9,150	236,344
Johnson & Johnson	25,160	1,531,992
King Pharmaceuticals, Inc.(a)	3,280	29,750

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
LARGE CAP ENHANCED INDEX FUND

	Shares	Value

Merck & Co., Inc.	18,470	$554,285
Mylan Laboratories, Inc.(a)	3,810	50,254
Schering-Plough Corp.	13,500	357,885
Watson Pharmaceuticals, Inc.(a)	1,530	53,137
Wyeth	11,550	537,652
		4,824,527
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.4%)
CB Richard Ellis Group, Inc., Class A(a)	44,060	480,254

REAL ESTATE INVESTMENT TRUST (2.1%)
Apartment Investment & Management Co., Class A	12,939	121,368
AvalonBay Communities, Inc.	2,171	126,352
Boston Properties, Inc.	3,720	196,788
Equity Residential	5,610	134,640
HCP, Inc.	7,340	189,078
Health Care REIT, Inc.	4,020	161,041
Host Hotels & Resorts, Inc.	40,390	366,741
Kimco Realty Corp.	9,840	96,826
Plum Creek Timber Co., Inc.	1,510	47,233
ProLogis	59,630	524,148
Public Storage, Inc.	1,167	84,689
Simon Property Group, Inc.	4,760	265,227
Ventas, Inc.	1,420	50,126
Vornado Realty Trust	3,998	203,978
		2,568,235
ROAD & RAIL (0.7%)
Burlington Northern Santa Fe Corp.	2,470	194,117
CSX Corp.	3,500	140,420
Norfolk Southern Corp.	3,310	143,158
Ryder System, Inc.	2,570	90,284
Union Pacific Corp.	4,310	247,911
		815,890
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices, Inc.(a)	5,510	20,167
Altera Corp.	11,600	216,804
Analog Devices, Inc.	6,840	187,211
Applied Materials, Inc.	12,470	172,086
Broadcom Corp., Class A(a)	3,760	106,145
Intel Corp.	45,960	884,730
KLA-Tencor Corp.	1,670	53,240
Linear Technology Corp.	2,070	55,621
LSI Logic Corp.(a)	6,630	34,343
MEMC Electronic Materials, Inc.(a)	9,620	169,504
Microchip Technology, Inc.	5,610	151,077
Micron Technology, Inc.(a)	11,640	74,380
National Semiconductor Corp.	19,320	290,959
Novellus Systems, Inc.(a)	1,180	23,093
NVIDIA Corp.(a)	5,665	73,248
QLogic Corp.(a)	2,270	29,623
Teradyne, Inc.(a)	1,870	14,736
Texas Instruments, Inc.	22,600	543,530
Xilinx, Inc.	3,090	67,022
		3,167,519
SOFTWARE (3.6%)
Adobe Systems, Inc.(a)	9,844	319,142
Autodesk, Inc.(a)	11,980	261,284
BMC Software, Inc.(a)	9,490	322,945
CA, Inc.	4,280	90,479
Citrix Systems, Inc.(a)	2,050	72,980
Compuware Corp.(a)	18,320	134,285
Electronic Arts, Inc.(a)	3,460	74,286
Intuit, Inc.(a)	9,390	278,883
Microsoft Corp.	71,820	1,689,206
Novell, Inc.(a)	4,510	20,656
Oracle Corp.	41,351	915,098
Symantec Corp.(a)	7,762	115,887
		4,295,131
SPECIALTY RETAIL (3.2%)
Abercrombie & Fitch Co., Class A	10,110	289,045
AutoNation, Inc.(a)	13,140	271,735
AutoZone, Inc.(a)	1,370	210,391
Bed Bath & Beyond, Inc.(a)	7,680	266,880
Best Buy Co., Inc.	2,950	110,242
GameStop Corp., Class A(a)	6,032	132,040
Gap, Inc.	4,220	68,870
Home Depot, Inc.	14,540	377,168
Limited Brands	18,230	235,896
Lowe's Cos., Inc.	12,250	275,135
O'Reilly Automotive, Inc.(a)	1,030	41,880
Office Depot, Inc.(a)	149,200	678,860
RadioShack Corp.	1,290	20,008
Staples, Inc.	6,455	135,684
The Sherwin-Williams Co.	3,570	206,168
Tiffany & Co.	1,220	36,393
TJX Cos., Inc.	12,180	441,281
		3,797,676
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Coach, Inc.	14,150	418,698
NIKE, Inc., Class B	5,580	316,051
Polo Ralph Lauren Corp.	640	40,352
VF Corp.	1,050	67,925
		843,026
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	4,880	68,613
People's United Financial, Inc.	2,110	34,287
		102,900
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	5,270	187,454
W.W. Grainger, Inc.	430	38,661
		226,115
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
American Tower Corp., Class A(a)	4,140	141,133
MetroPCS Communications, Inc.(a)	1,100	13,035
Sprint Corp.(a)	30,622	122,488
		276,656
TOTAL COMMON STOCKS (COST $142,379,690)		119,361,902
SHORT-TERM INVESTMENT (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.20% (b)	529,269	529,269

TOTAL SHORT-TERM INVESTMENTS (COST $529,269)		529,269
TOTAL INVESTMENTS (COST $142,908,959) 100.0%		119,891,171
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(25,506)
NET ASSETS 100.0%		$119,865,665

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2009.
REIT	Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2009 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (26.6%)
AEROSPACE & DEFENSE (0.8%)
United Technologies Corp., 6.35%, 3/1/11	$1,000,000	$1,068,464

ASSET BACKED MORTGAGES (0.5%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35	1,000,000	543,063
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36	500,000	163,462
		706,525
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	715,000	734,637

CAPITAL MARKETS (1.1%)
Bear Stearns Co., Inc., 4.50%, 10/28/10	500,000	514,334
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	931,165
		1,445,499
COMMERCIAL BANKS (3.0%)
Bank of America Corp., 4.88%, 9/15/12	500,000	511,358
Bank of America Corp., 7.23%, 8/15/12	500,000	534,492
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,036,866
Bank One Corp., 5.25%, 1/30/13	500,000	527,766
National City Corp., 4.90%, 1/15/15	1,000,000	952,912
Wells Fargo & Co., 4.95%, 10/16/13	500,000	509,422
		4,072,816
COMPUTERS & PERIPHERALS (1.5%)
Dell, Inc., 4.70%, 4/15/13	900,000	938,168
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,059,636
		1,997,804
CONSUMER STAPLES (3.7%)
Archer-Daniels-Midland Co., 7.13%, 3/1/13	500,000	569,982
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,027,169
Coca-Cola Co., 5.35%, 11/15/17	1,350,000	1,467,354
PepsiCo, Inc., 4.65%, 2/15/13	935,000	987,436
PepsiCo, Inc., 5.00%, 6/1/18	500,000	523,621
Safeway, Inc., 4.95%, 8/16/10	500,000	512,658
		5,088,220
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup, Inc., 4.88%, 5/7/15	500,000	439,386

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Eaton Corp., 4.90%, 5/15/13	500,000	521,501
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,044,671
		1,566,172
FINANCIAL SERVICES (2.6%)
Boeing Capital Corp., 5.80%, 1/15/13	500,000	540,172
Boeing Capital Corp., 6.50%, 2/15/12	500,000	548,310
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,070,152
HSBC Finance Corp., 5.25%, 1/14/11	1,000,000	1,018,117
SLM Corp., Series A, 5.00%, 6/15/18, Callable 9/02/2009 @ 100	500,000	295,583
		3,472,334
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10	125,000	125,000

INSURANCE (2.8%)
Allstate Corp., 5.00%, 8/15/14	500,000	502,688
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	863,140
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,515,019
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	920,931
		3,801,778
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.9%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35	1,000,000	575,623
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33 (a)	1,066,630	1,013,725

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2009 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37	$1,719,000	$1,038,088
		2,627,436
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.9%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 12/15/2009 @ 100	83,000	83,878
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 12/15/2009 @ 100	57,000	57,385
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 12/15/2009 @ 100	89,000	89,532
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 12/15/2009 @ 100	73,000	73,241
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 12/15/2009 @ 100	106,000	106,418
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 12/15/2009 @ 100	63,000	63,287
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 12/15/2009 @ 100	90,000	90,466
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 12/15/2009 @ 100	63,000	63,364
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 10/21/2009 @ 100	152,000	152,576
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 10/21/2009 @ 100	101,000	101,445
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 10/21/2009 @ 100	203,000	204,133
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 10/21/2009 @ 100	212,000	213,304
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 10/21/2009 @ 100	46,000	46,308
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 10/21/2009 @ 100	86,000	85,567
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/2010 @ 100	29,000	28,853
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/2010 @ 100	71,000	70,380
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/2010 @ 100	74,000	73,624
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/2010 @ 100	87,000	87,461
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/2010 @ 100	90,000	90,527
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/2010 @ 100	23,000	23,026
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/2010 @ 100	121,000	120,385
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 9/21/2009 @ 100 (c)	44,000	40,084
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 9/21/2009 @ 100 (c)	111,000	99,994
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 9/21/2009 @ 100 (c)	147,000	132,458
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 9/21/2009 @ 100 (c)	152,000	136,099
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 9/21/2009 @ 100 (c)	158,000	141,471
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 9/21/2009 @ 100 (c)	165,000	147,739
		2,623,005
OIL & GAS - INTEGRATED (0.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	529,472

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2009 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

Phillips Petroleum Co., 6.65%, 7/15/18	$500,000	$566,609
		1,096,081
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	549,563

RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	503,636

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	520,163

TRANSPORTATION (0.4%)
Union Pacific Corp., 3.63%, 6/1/10	500,000	508,387

UTILITIES-ELECTRIC & GAS (0.4%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	539,881

UTILITIES-TELECOMMUNICATIONS (2.0%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,180,486
Verizon New England, Inc., 4.75%, 10/1/13	500,000	510,188
		2,690,674
TOTAL CORPORATE BONDS (COST $37,815,329)		36,177,461

U.S. GOVERNMENT AGENCIES (20.1%)
Federal Farm Credit Bank (3.1%)
2.63%, 4/17/14	2,000,000	1,971,444
4.70%, 1/17/18, Callable 1/17/2013 @ 100	2,000,000	2,005,060
5.05%, 8/1/18	300,000	312,536
		4,289,040
Federal Home Loan Bank (5.6%)
1.50%, 10/23/12, Callable 10/23/2009 @ 100 (a)	1,250,000	1,245,312
2.25%, 4/13/12	2,000,000	2,026,136
4.75%, 6/8/18	2,000,000	2,125,016
4.88%, 3/11/11	2,000,000	2,123,690
		7,520,154
Federal Home Loan Mortgage Corp. (3.9%)
2.75%, 4/29/14, Callable 4/29/2011 @ 100	2,000,000	1,973,138
4.63%, 10/25/12	2,000,000	2,167,374
5.50%, 3/1/23	1,124,441	1,174,983
		5,315,495
Federal National Mortgage Assoc. (7.5%)
3.00%, 7/28/14, Callable 7/28/2011 @ 100	1,495,000	1,492,384
4.00%, 1/28/13	2,400,000	2,539,418
4.00%, 6/24/19, Callable 9/24/2009 @ 100	2,000,000	1,981,852
4.25%, 2/25/13	1,000,000	1,065,458
5.24%, 8/7/18, Callable 8/7/2013 @ 100	2,020,000	2,120,337
5.50%, 5/3/17, Callable 5/3/2010 @ 100	1,000,000	1,020,868
		10,220,317
TOTAL U.S. GOVERNMENT AGENCIES (COST $27,198,864)		27,345,006

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (42.1%)
Federal Home Loan Mortgage Corp. (16.7%)
4.53%, 1/1/35 (a)	708,501	723,861
4.58%, 3/1/35 (a)	1,581,833	1,629,782
5.00%, 7/15/19	1,197,549	1,233,986
5.00%, 5/15/25	215,688	219,947
5.00%, 8/15/35	1,119,843	1,102,995
5.00%, 11/1/37	2,112,879	2,147,149
5.14%, 3/1/35 (a)	3,562,150	3,715,966
5.50%, 4/1/30	1,157,319	1,200,193
5.50%, 3/1/38	2,825,192	2,929,255
5.63%, 5/1/36 (a)	1,807,283	1,891,819
5.75%, 8/15/31	331,574	333,612
6.00%, 9/1/34	1,106,435	1,166,787

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS – July 31, 2009 (Unaudited)
SELECT BOND FUND

	Shares or Principal Amount	Value

6.00%, 8/1/36	$261,709	$275,441
6.00%, 6/1/37	82,239	86,275
6.00%, 12/1/37	898,023	942,095
6.00%, 3/1/38	1,017,290	1,067,159
6.02%, 10/1/37 (a)	1,829,547	1,926,939
		22,593,261
Federal National Mortgage Assoc. (20.0%)
0.73%, 11/25/36 (a)	2,346,253	2,297,337
2.69%, 7/1/35 (a)	3,015,632	3,048,980
3.23%, 7/1/34 (a)	125,501	127,665
4.73%, 3/1/35 (a)	266,551	275,333
5.00%, 10/1/24	639,419	660,151
5.00%, 1/1/30	1,537,062	1,574,482
5.00%, 1/1/35	1,722,842	1,764,784
5.50%, 12/1/34	1,182,652	1,226,464
5.50%, 2/1/35	53,849	56,013
5.50%, 5/1/36	2,036,731	2,112,184
5.50%, 8/1/36	646,232	670,172
5.50%, 9/1/36	429,593	442,823
5.50%, 4/25/37	749,731	769,232
5.50%, 9/1/37	2,607,636	2,704,238
5.59%, 12/1/36	2,586,544	2,684,791
5.65%, 5/1/36 (a)	1,756,860	1,847,407
6.00%, 9/1/36	1,578,734	1,656,461
6.00%, 5/1/37	712,952	748,054
6.03%, 8/1/36 (a)	1,328,736	1,392,792
6.50%, 2/1/36	1,193,991	1,280,279
		27,339,642
Government National Mortgage Assoc. (5.4%)
5.00%, 4/15/38	933,854	960,693
5.50%, 4/20/37	270,070	268,606
5.50%, 4/15/38	1,780,489	1,854,940
6.00%, 1/15/26	1,839	1,950
6.00%, 12/15/28	1,599	1,696
6.00%, 3/15/29	1,953	2,071
6.00%, 11/15/31	2,376	2,520
6.00%, 6/15/37	735,611	773,478
6.00%, 10/15/37	687,963	723,461
6.50%, 10/20/38	2,558,813	2,700,063
		7,289,478
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $55,916,033)		57,222,381

U.S. TREASURY OBLIGATIONS (8.4%)
U.S. Treasury Notes (8.4%)
2.25%, 5/31/14	3,000,000	2,966,940
3.50%, 2/15/18	2,000,000	2,014,376
4.25%, 11/15/13	3,000,000	3,247,266
4.50%, 3/31/12	3,000,000	3,239,766
		11,468,348
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,153,897)		11,468,348

SHORT-TERM INVESTMENT (1.9%)
Fifth Third Institutional Government Money Market Fund, 0.20% (a)	2,521,820	2,521,820

TOTAL SHORT-TERM INVESTMENTS (COST $2,521,820)		2,521,820
TOTAL INVESTMENTS (COST $134,605,943) 99.1%		134,735,016
OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%		1,260,442
NET ASSETS 100.0%		$135,995,458

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2009.
(b)
The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

(c)	Non-income producing security.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR	2,050	$39,955

AIRLINES (0.2%)
Lan Airlines SA, Sponsored ADR	3,680	45,007
Ryanair Holdings PLC, Sponsored ADR(a)	3,020	85,496
		130,503
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	1,270	64,719

AUTOMOBILES (3.9%)
DaimlerChrysler AG	13,260	615,927
Honda Motor Co., Ltd., Sponsored ADR	20,240	650,311
Nissan Motor Co., Ltd., Sponsored ADR	13,110	189,964
Toyota Motor Corp., Sponsored ADR	17,010	1,431,902
		2,888,104
CAPITAL MARKETS (2.7%)
Credit Suisse Group, Sponsored ADR	13,150	622,915
Deutsche Bank AG, Registered	7,740	502,326
Nomura Holdings, Inc., ADR	32,450	285,885
UBS AG, ADR(a)	36,623	539,823
		1,950,949
CHEMICALS (1.1%)
Agrium, Inc.	2,030	93,766
Potash Corp. of Saskatchewan, Inc.	3,650	339,486
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,570	56,190
Syngenta AG, ADR	6,740	309,501
		798,943
COMMERCIAL BANKS (17.2%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	47,920	787,805
Banco Bradesco SA, Sponsored ADR	40,090	632,219
Banco de Chile, ADR	798	35,511
Banco Santander Central Hispano SA, Sponsored ADR	104,590	1,512,371
Banco Santander Chile SA, ADR	1,130	55,494
Bank of Montreal	7,390	370,313
Bank of Nova Scotia	13,530	577,866
Barclays PLC, Sponsored ADR	26,170	537,532
Canadian Imperial Bank of Commerce	5,530	340,869
HDFC Bank Ltd., ADR	1,390	135,900
HSBC Holdings PLC, Sponsored ADR	43,210	2,190,747
ICICI Bank Ltd., Sponsored ADR	5,520	173,052
Itau Unibanco Banco Multiplo SA, ADR	52,107	932,194
Lloyds TSB Group PLC, Sponsored ADR	47,045	266,745
Mitsubishi UFJ Financial Group, Inc., ADR	132,510	821,562
Mizuho Financial Group, Inc., ADR	69,190	325,193
National Bank of Greece SA, ADR	25,036	148,464
Royal Bank of Canada	18,250	866,328
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	10,308	152,765
Shinhan Financial Group Co., Ltd., ADR	6,080	409,062
The Toronto - Dominion Bank	11,040	647,386
Westpac Banking Corp., Sponsored ADR	7,530	685,230
		12,604,608
COMMUNICATIONS EQUIPMENT (2.1%)
Alcatel-Lucent, Sponsored ADR(a)	27,190	75,045
Nokia Oyj, Sponsored ADR	48,080	641,387
Research In Motion Ltd.(a)	6,140	466,640
Telefonektiebolaget LM Ericsson, Sponsored ADR	38,250	371,790
		1,554,862
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	22,289	209,294
CRH PLC, Sponsored ADR	9,640	238,397
		447,691
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR	2,390	78,057

DIVERSIFIED CONSUMER SERVICES (0.3%)
Reed Elsevier NV, Sponsored ADR	5,463	113,958
Reed Elsevier PLC, Sponsored ADR	4,487	127,162
		241,120
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR	25,410	328,805
KB Financial Group, Inc., ADR(a)	9,400	403,354
		732,159
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
BCE, Inc.	12,055	277,747
BT Group PLC, Sponsored ADR	10,650	224,502
China Unicom Ltd., ADR	17,945	258,049
France Telecom SA, Sponsored ADR	27,060	688,136
Hellenic Telecommunications Organization SA, ADR	7,710	60,446
Nippon Telegraph & Telephone Corp., ADR	23,440	484,036
Portugal Telecom SGPS SA, Sponsored ADR	13,970	143,193
PT Telekomunikasi Indonesia, Sponsored ADR	3,940	139,161
Tele Norte Leste Participacoes SA, ADR	7,480	115,117
Telecom Corp. of New Zealand Ltd., Sponsored ADR	6,018	56,028
Telecom Italia S.p.A., Sponsored ADR	14,570	227,001
Telefonica SA, Sponsored ADR	20,310	1,515,938
Telefonos de Mexico SA de CV, Sponsored ADR	8,340	131,855
Telus Corp. ADR	5,140	140,939
		4,462,148
ELECTRIC UTILITIES (0.9%)
Centrais Electricas Brasileiras SA, Preferred ADR	1,910	26,301
Centrais Electricas Brasileiras SA, Sponsored ADR	5,060	77,368
Companhia Energetica de Minas Gervais, Sponsored ADR	11,161	159,379
Enersis SA, Sponsored ADR	9,580	183,840
Korea Electric Power Corp., Sponsored ADR(a)	15,630	208,973
		655,861
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	29,330	536,152

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
AU Optronics Corp., Sponsored ADR	21,254	236,770
Hitachi Ltd., Sponsored ADR	4,520	151,239
Kyocera Corp., Sponsored ADR	2,740	219,666
LG Display Co., Ltd., ADR	5,810	83,954
Panasonic Corp., Sponsored ADR	26,090	412,483
		1,104,112

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR	2,890	$87,625

FOOD & STAPLES RETAILING (0.2%)
Delhaize Group, Sponsored ADR	2,100	149,499

FOOD PRODUCTS (1.9%)
Cadbury Schweppes PLC, Sponsored ADR	6,220	245,877
Unilever NV, NY Shares	24,500	666,400
Unilever PLC, Sponsored ADR	18,954	499,438
		1,411,715
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR	3,610	143,137

HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co., ADR	4,320	198,245

HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	14,090	320,688
Thomson, Sponsored ADR(a)	4,190	5,447
		326,135
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	1,900	29,488
Empresa Nacional de Electricidad SA, Sponsored ADR	4,150	204,595
		234,083
INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	11,540	917,199
Tomkins PLC, Sponsored ADR	2,970	34,838
		952,037
INSURANCE (4.1%)
Aegon NV, NY Registered Shares	15,000	111,150
Allianz AG, ADR	57,610	570,915
Axa, ADR	22,830	482,626
China Life Insurance Co., Ltd., ADR	12,580	837,325
Manulife Financial Corp.	20,490	498,112
Prudential PLC, ADR	15,400	231,462
Sun Life Financial, Inc.	7,400	252,340
		2,983,930
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR	7,230	231,143

LIFE SCIENCES TOOLS AND SERVICES (0.0%)
MDS, Inc.(a)	3,210	20,287

MACHINERY (0.2%)
Kubota Corp., Sponsored ADR	2,690	122,099

MEDIA (1.0%)
Grupo Televisa SA, Sponsored ADR	11,540	208,759
Pearson PLC, Sponsored ADR	12,150	140,818
Shaw Communications, Inc., Class B	6,500	113,945
Thomson Reuters Corp.	3,740	121,288
WPP PLC, Sponsored ADR	3,940	151,769
		736,579
METALS & MINING (11.2%)
Agnico-Eagle Mines Ltd.	1,860	108,903
Aluminum Corp. of China Ltd., ADR	1,910	55,161
Anglo American PLC, Unsponsored ADR	33,006	532,057
AngloGold Ashanti Ltd., Sponsored ADR	4,990	195,608
ArcelorMittal, NY Registered	11,430	411,937
Barrick Gold Corp.	11,580	404,142
BHP Billiton Ltd., Sponsored ADR	20,960	1,319,642
BHP Billiton PLC, ADR	13,780	728,962
Cameco Corp.	5,020	138,803
Companhia Siderurgica Nacional SA, Sponsored ADR	10,450	267,520
Compania de Minas Buenaventura SA, ADR	4,480	116,704
Gerdau SA, Sponsored ADR	17,390	202,941
Gold Fields Ltd., Sponsored ADR	9,820	118,429
Goldcorp, Inc.	9,297	350,404
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	5,540	51,300
Kinross Gold Corp.	8,960	175,974
Lihir Gold Ltd., Sponsored ADR(a)	3,070	72,483
POSCO, ADR	7,310	738,822
Rio Tinto PLC, Sponsored ADR	4,128	691,770
Sterlite Industires (India) Ltd., ADR	3,210	42,532
Teck Resources Ltd.(a)	5,623	147,829
Vale SA, Sponsored ADR	52,930	910,396
Vale SA, Sponsored Preferred ADR	18,320	361,454
Yamana Gold, Inc.	8,910	84,556
		8,228,329
MULTI-UTILITIES (0.8%)
National Grid PLC, Sponsored ADR	7,550	353,491
Transalta Corp., ADR	4,340	86,279
Veoilia Environnement, ADR	4,940	169,986
		609,756
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR	15,310	566,776

OIL, GAS & CONSUMABLE FUELS (18.5%)
BP PLC, Sponsored ADR	39,750	1,989,090
Canadian Natural Resources Ltd.	6,640	400,990
China Petroleum & Chemical Corp., ADR	2,370	211,783
CNOOC Ltd., ADR	3,930	523,987
Ecopetrol SA, Sponsored ADR	2,630	72,509
Enbridge, Inc.	6,570	255,179
EnCana Corp.	9,450	506,992
Enerplus Resources Fund	2,340	51,012
ENI S.p.A., Sponsored ADR	16,420	764,844
Imperial Oil Ltd.	3,660	146,400
Nexen, Inc.	6,270	130,479
Penn West Energy Trust	5,440	71,101
Petro-Canada	5,960	246,565
Petrobras Energia Paticipaciones SA, Sponsored ADR	1,270	8,814
PetroChina Co., Ltd., ADR	5,480	645,270
Petroleo Brasileiro SA, ADR	14,200	585,608
Petroleo Brasileiro SA, Sponsored ADR	41,410	1,395,517
Repsol YPF SA, Sponsored ADR	11,810	275,527
Royal Dutch Shell PLC, ADR	21,870	1,151,237
Royal Dutch Shell PLC, Class B, ADR	17,880	939,236
Santos Ltd., Sponsored ADR	2,560	121,549
Sasol Ltd., Sponsored ADR	6,100	217,892
Statoil ASA, Sponsored ADR	15,187	325,761
Suncor Energy, Inc.	11,680	379,366
Talisman Energy, Inc.	12,160	187,142
Total SA, Sponsored ADR	30,190	1,680,073
TransCanada Corp.	10,090	287,061
		13,570,984
PAPER & FOREST PRODUCTS (0.0%)
Aracruz Celulose SA, Sponsored ADR	650	12,974

PHARMACEUTICALS (7.0%)
AstraZeneca PLC, Sponsored ADR	19,690	914,404

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

Biovail Corp.	3,670	$49,141
Elan Corp. PLC, Sponsored ADR(a)	6,670	52,560
GlaxoSmithKline PLC, ADR	35,050	1,342,064
Novartis AG, ADR	35,690	1,628,178
NovoNordisk A/S, Sponsored ADR	7,990	466,536
Teva Pharmaceutical Industries Ltd., Sponsored ADR	11,880	633,679
		5,086,562
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A	6,362	133,856

ROAD & RAIL (0.6%)
Canadian National Railway Co.	6,560	319,997
Canadian Pacific Railway Ltd.	2,340	104,106
		424,103
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
ADVANTEST Corp., ADR	2,695	58,805
ARM Holdings PLC, Sponsored ADR	6,020	38,468
ASML Holding NV, NY Registered Shares	6,735	175,177
Siliconware Precision Industries Co., Ltd., Sponsored ADR	8,330	56,477
STMicroelectronics NV, NY Shares	8,780	66,640
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	126,579	1,325,280
United Microelectronics Corp., Sponsored ADR	63,369	215,455
		1,936,302
SOFTWARE (1.4%)
Infosys Technologies Ltd., Sponsored ADR	8,570	368,767
SAP AG, ADR	11,880	561,330
Thomson Reuters PLC, ADR	518	99,441
		1,029,538
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)	1,670	27,755
Luxottica Group S.p.A., Sponsored ADR(a)	2,460	61,697
		89,452
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR	1,017	253,426

WIRELESS TELECOMMUNICATION SERVICES (6.8%)
America Movil SA, ADR, Series L	24,110	1,036,971
China Mobile Ltd., Sponsored ADR	24,700	1,296,009
China Telecom Corp. Ltd., ADR	2,420	125,816
Chunghwa Telecom Co., Ltd., ADR	16,314	284,844
Mobile TeleSystems, Sponsored ADR	2,570	107,914
NTT DoCoMo, Inc., Sponsored ADR	21,720	313,637
Rogers Communications, Inc., Class B	7,470	207,965
SK Telecom Co., Ltd., ADR	10,460	176,042
Vodafone Group PLC, Sponsored ADR	69,373	1,427,696
		4,976,894
TOTAL COMMON STOCKS (COST $93,543,436)		72,805,409

RIGHTS (0.0%)
DIVERSIFIED FINANCIAL SERVICES (0.0%)
KB Financial Group, Inc.	$730	9,855
TOTAL RIGHTS (COST $—)		9,855

SHORT-TERM INVESTMENTS (0.3%)
Fifth Third Institutional Government Money Market Fund, 0.20% (b)	261,238	261,238
TOTAL SHORT-TERM INVESTMENTS (COST $261,238)		261,238
TOTAL INVESTMENTS (COST $ 93,804,674) 99.7%		73,076,502
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		183,863
NET ASSETS 100.0%		$73,260,365

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2009.
ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2009 (Unaudited)
GLOBAL EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.3%)
Kaman Corp., Class A	39,220	$752,240
Lockheed Martin Corp.	11,200	837,312
		1,589,552
BEVERAGES (1.4%)
Coca-Cola Co.	20,530	1,023,215

CHEMICALS (2.1%)
E.I. Du Pont De Nemours & Co.	48,530	1,501,033

COMMERCIAL BANKS (10.8%)
Banco de Chile, ADR	17,343	771,763
Banco Santander Central Hispano SA, Sponsored ADR	115,730	1,673,456
Royal Bank of Canada	52,270	2,481,257
The Toronto - Dominion Bank	31,730	1,860,647
Westpac Banking Corp., Sponsored ADR	9,330	849,030
		7,636,153
COMMERCIAL SERVICES & SUPPLIES (3.6%)
Healthcare Services Group, Inc.	50,370	940,408
Pitney Bowes, Inc.	57,870	1,195,016
Waste Management, Inc.	14,940	419,963
		2,555,387
COMPUTERS & PERIPHERALS (3.4%)
Diebold, Inc.	28,030	776,992
International Business Machines Corp.	14,000	1,651,020
		2,428,012
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR	20,560	508,449

CONTAINERS & PACKAGING (1.5%)
Greif, Inc., Class A	20,530	1,053,805

DISTRIBUTORS (2.5%)
Genuine Parts Co.	50,400	1,785,168

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
BT Group PLC, Sponsored ADR	18,670	393,564
Portugal Telecom SGPS SA, Sponsored ADR	125,070	1,281,967
		1,675,531
ELECTRICAL EQUIPMENT (2.4%)
Emerson Electric Co.	9,330	339,425
Rockwell Automation, Inc.	33,600	1,391,376
		1,730,801
FOOD PRODUCTS (5.1%)
H.J. Heinz Co.	54,130	2,081,840
Unilever NV, NY Shares	56,000	1,523,200
		3,605,040
GAS UTILITIES (1.8%)
AGL Resources, Inc.	37,350	1,255,707

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Meridian Bioscience, Inc.	27,990	616,340

HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald's Corp.	31,730	1,747,054

HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.	14,930	872,658

INDUSTRIAL CONGLOMERATES (2.6%)
3M Co.	5,600	394,912
General Electric Co.	110,080	1,475,072
		1,869,984

IT SERVICES (1.6%)
Paychex, Inc.	42,930	1,137,645

LEISURE EQUIPMENT & PRODUCTS (4.2%)
Mattel, Inc.	168,000	2,953,440

MEDIA (2.2%)
Pearson PLC, Sponsored ADR	136,270	1,579,369

METALS & MINING (2.1%)
BHP Billiton PLC, ADR	28,000	1,481,200

MULTI-UTILITIES (0.7%)
SCANA Corp.	13,080	462,378

OIL, GAS & CONSUMABLE FUELS (15.0%)
BP PLC, Sponsored ADR	24,270	1,214,471
CNOOC Ltd., ADR	13,070	1,742,623
Enbridge, Inc.	26,160	1,016,054
ENI S.p.A., Sponsored ADR	52,270	2,434,737
Royal Dutch Shell PLC, ADR	33,600	1,768,704
Santos Ltd., Sponsored ADR	44,800	2,127,104
TransCanada Corp.	11,200	318,640
		10,622,333
PHARMACEUTICALS (10.4%)
AstraZeneca PLC, Sponsored ADR	28,030	1,301,713
Eli Lilly & Co.	44,800	1,563,072
GlaxoSmithKline PLC, ADR	23,350	894,072
Johnson & Johnson	35,470	2,159,768
Novartis AG, ADR	31,730	1,447,523
		7,366,148
REAL ESTATE INVESTMENT TRUST (7.4%)
BioMed Realty Trust, Inc.	74,590	871,211
Entertainment Properties Trust	41,070	1,121,622
HCP, Inc.	44,800	1,154,048
Senior Housing Properties Trust	48,550	905,943
Ventas, Inc.	33,600	1,186,080
		5,238,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.0%)
Analog Devices, Inc.	39,200	1,072,904
Linear Technology Corp.	65,330	1,755,417
Microchip Technology, Inc.	42,960	1,156,913
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	91,927	962,479
		4,947,713
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	13,070	845,498
TOTAL COMMON STOCKS (COST $78,410,281)		70,088,517

SHORT-TERM INVESTMENT (0.9%)
Fifth Third Institutional Government Money Market Fund, 0.20% (a)	653,101	653,101

TOTAL SHORT-TERM INVESTMENTS (COST $653,102)		653,101
TOTAL INVESTMENTS (COST $ 79,063,383) 99.9%		70,741,618
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		48,652
NET ASSETS 100.0%		$70,790,270

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2009.
ADR	American Depositary Receipt
PLC	Public Limited Co.

See notes to Schedules of Portfolio Investments.

At July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Large Cap Enhanced Index Fund	144,422,501	10,155,130	(34,686,460)	(24,531,330)
Select Bond Fund	134,605,943	2,826,127	(2,697,054)	129,073
International Enhanced Index Fund	94,095,225	3,570,880	(24,589,603)	(21,018,723)
Global Equity Income Fund	79,314,980	4,874,699	(13,448,061)	(8,573,362)

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
July 31, 2009
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day.  Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

2) Securities Transactions and Investment Income:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence.  Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

*For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Statement of Financial Accounting Standard No. 157

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

Level 3 – significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

Notes to Schedules of Portfolio Investments
Steward Funds, Inc.
July 31, 2009
(Unaudited)

The following is a summary of the inputs used to value the following Funds’ investments as of July 31, 2009:

Fund Name	LEVEL 1 - Quoted Prices Investments in Securities	LEVEL 2 - Other Significant Observable Inputs Investments in Securities	LEVEL 3 - Significant Unobservable Inputs Investments in Securities
Steward Large Cap Enhanced Index Fund
Security Type
Common Stock*	$119,361,902	$-	$-
Short-Term Investments	529,269	-	-
Total	119,891,171	-	-

Steward Select Bond Fund
Security Type
Corporate Bonds	-	33,554,456	-
U.S. Government Agencies	-	27,345,006	-
U.S. Government Agency Mortgage-Backed Obligations	-	57,222,381	-
U.S. Treasury Obligations	-	11,468,348	-
Mortgage Backed Securities - Religious Organizations	-	-	2,623,005
Short-Term Investments	2,521,820	-	-
Total	2,521,820	129,590,191	2,623,005

Steward International Enhanced Index Fund
Security Type
Common Stock*	72,805,409	-	-
Rights	-	9,855	-
Short-Term Investments	261,238	-	-
Total	73,066,647	9,855	-

Steward Global Equity Income Fund
Security Type
Common Stock*	70,088,517	-	-
Short-Term Investments	653,101	-	-
Total	70,741,618	-	-

* Please refer to the Schedule of Investments to view common stock segregated by industry type.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund

Investments
in Mortgage Backed Securities – Religious Organizations
Balance as of May 1, 2009	$2,660,018
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	(37,013)
Realized Gain / (Loss)	-
Net Purchase / (Sales)	-
Transfers In / (Out) of Level 3	-
Balance as of July, 31, 2009	$2,623,005

In April 2009, the FASB issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“FSP 157-4”). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. There was no impact to the Fund’s net assets Fair Value Measurements or results of operations upon adoption, however, these accounting standards do require additional disclosures.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   STEWARD FUNDS, INC.

By (Signature and Title)  /s/ Edward Jaroski
Edward Jaroski, President

Date    September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Edward Jaroski
Edward Jaroski, President

Date    September 23, 2009

By (Signature and Title) /s/ Carla Homer
Carla Homer, Treasurer

Date    September 23, 2009